Average Annual Total Returns - AZL MVP Growth Index Strategy Fund	Apr. 30, 2021
GrowthCompositeIndex [Member]
Average Annual Return:
1 Year	16.74%	[1]
5 Years	12.78%	[1]
Since Inception	12.23%	[1]
Inception Date	Jan. 10, 2012	[1]
BloombergBarclaysUSAggregateBondIndex [Member]
Average Annual Return:
1 Year	7.51%	[1]
5 Years	4.44%	[1]
Since Inception	3.42%	[1]
Inception Date	Jan. 10, 2012	[1]
SP500Index [Member]
Average Annual Return:
1 Year	18.40%	[1]
5 Years	15.22%	[1]
Since Inception	14.96%	[1]
Inception Date	Jan. 10, 2012	[1]
AZL MVP Growth Index Strategy Fund
Average Annual Return:
1 Year	4.73%
5 Years	7.90%
Since Inception	8.45%
Inception Date	Jan. 10, 2012

[1]	Reflects no deduction for fees, expenses, or taxes.